Material Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024 MXN ($)
Disclosure of detailed information about intangible assets [Line Items]
Cancellation of company own equity instruments	$ 0
Shares represents the holding of capital stock	15.00%
Passenger workload	A workload unit is currently equivalent to one terminal passenger (excluding passengers in transit) or 100 kilograms (220 pounds) of cargo. Moreover, in MBJA and PACKAL aeronautical revenues correspond to the fee for passengers and security, which are collected by airlines who also invoice other charges for landing and parking aircraft.
Improvements to concession assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Improvements to concession assets	Under the Company’s concession agreements, through the MDP agreed with each government every five years, the Company is committed to carry out various improvements, upgrades and additions to each of its airports on an annual basis in the case of Mexican airports and every five years in Jamaica.
Airport concessions [Member] | Mexico [Member]
Disclosure of detailed information about intangible assets [Line Items]
Airport concession period	50 years
MBJA [Member] | Jamaica [Member]
Disclosure of detailed information about intangible assets [Line Items]
Concession expiration year	2034
AAJ Airport [Member] | Jamaica [Member]
Disclosure of detailed information about intangible assets [Line Items]
Airport concession period	25 years